Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2023
Retirement Benefits [Abstract]
Schedule of Amounts Recognized in Financial Statements Based on Actuarial Valuations

The following table sets forth the amounts recognized in the Company’s financial statements based on actuarial valuations carried out as of March 31, 2023 and 2022, respectively.

Change in benefit obligation	As of March 31, 2023	As of March 31, 2022
Projected benefit obligation at the beginning of the year	163,744	92,473
Interest costs	11,610	6,181
Service costs	124,010	67,258
Actuarial (gain) loss	16,627	11,317
Benefits paid	—	(9,508)
Effect of exchange rate changes	(18,682)	(3,977)
Projected benefit obligation at the end of the year	297,309	163,744
Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities (recorded under accrued expenses and other current liabilities)	3,008	4,706
Non-current liabilities (recorded under other liabilities)	294,301	159,038
Unfunded amount recognized	—	—
	297,309	163,744

Schedule of Components of Net Defined Benefit Plan Costs

Net defined benefit plan costs include the following components for:

	As of March 31, 2023	As of March 31, 2022
Interest costs	11,610	6,181
Service costs	124,010	67,258
Amortization of unrecognized prior service credit	—	—
Actuarial (gain) loss	16,627	11,317
Curtailment	—	—
Total	152,247	84,756

Summary of Principal Assumptions Used in Determining Gratuity

The principal assumptions used in determining gratuity for the Company’s plans are shown below:

	As of March 31, 2023	As of March 31, 2022
Discount rate	7.39%	7.18-7.26%
Rate of increase in compensation per annum	10%	5.5-10%
Retirement age (in years)	60	60

Schedule of Expected Benefit Plan Payments	The expected benefit plan payments set forth below reflect expected future service:

Year ending March 31	Amounts
2024	7,404
2025	8,822
2026	16,239
2027	30,756
2028	39,932
2029-2033	381,364
484,517